ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accrued accounting and legal	$ 180,497	$ 120,464	$ 112,723
Accrued reimbursements	10,990	43,116	13,613
Accrued consulting	43,702	1,192	15,200
Accrued research and development expenses	950,982	181,884	34,179
Accrued payroll	40,625	0
Accrued office and other	246	10,202	31,482
Deferred rent	1,798	2,912	3,016
Accrued settlement related to arbitration	13,333	13,333	13,333
	$ 1,242,173	$ 373,103	$ 223,546